Tangible Fixed Assets and Vessels Under Construction (Details) $ in Thousands		1 Months Ended							6 Months Ended
	Jul. 10, 2017 item	Dec. 31, 2018 USD ($) m³	Aug. 31, 2018 m³	May 31, 2018 m³	Mar. 31, 2018 m³	Jan. 31, 2018 USD ($) m³	Sep. 30, 2016 m³	May 31, 2014 m³	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)
Property, plant and equipment
Balance, at the beginning of the period						$ 3,939,221			$ 4,482,857	$ 3,939,221
Additions									249,643	601,194
Return of capital expenditures									(5,629)
Depreciation									(75,869)	(70,514)
Balance, at the end of the period		$ 4,482,857							4,651,002	$ 4,468,251
Vessels pledged as collateral		4,304,252							4,445,111
HOA with Samsung
Property, plant and equipment
Amount paid to Samsung for potential conversion of existing vessel									3,400
Agreement with Keppel
Property, plant and equipment
Number of vessels under FSRU conversion | item	1
Amount paid to Keppel for detailed engineering in relation to FSRU conversion of vessel									8,518
GasLog LNG Services Ltd.
Property, plant and equipment
Amount reimbursed									5,629
Amount to be reimbursed									5,444
GAS-twenty three Ltd | Samsung
Property, plant and equipment
Cargo capacity (in cbm) | m³								174,000
Tangible fixed assets
Property, plant and equipment
Balance, at the beginning of the period									4,323,582
Balance, at the end of the period		4,323,582							4,465,279
Vessels
Property, plant and equipment
Balance, at the beginning of the period									4,304,252
Balance, at the end of the period		4,304,252							4,445,111
Office property and other tangible assets
Property, plant and equipment
Balance, at the beginning of the period									19,330
Balance, at the end of the period		19,330							20,168
Vessels under construction
Property, plant and equipment
Balance, at the beginning of the period									159,275
Balance, at the end of the period		159,275							185,723
Progress shipyard installments		152,075							179,561
Onsite supervision costs		5,766							4,435
Critical spare parts, equipment and other vessel delivery expenses		$ 1,434							1,727
GasLog Warsaw | Samsung
Property, plant and equipment
Cargo capacity (in cbm) | m³							180,000
Hull No. 2213 | Samsung
Property, plant and equipment
Cargo capacity (in cbm) | m³						180,000
Hull No. 2274 | Samsung
Property, plant and equipment
Cargo capacity (in cbm) | m³					180,000
Hull No. 2262 | Samsung
Property, plant and equipment
Cargo capacity (in cbm) | m³				180,000
Hull No. 2300 | Samsung
Property, plant and equipment
Cargo capacity (in cbm) | m³			174,000
Hull No. 2301 | Samsung
Property, plant and equipment
Cargo capacity (in cbm) | m³			174,000
Hull No. 2311 | Samsung
Property, plant and equipment
Cargo capacity (in cbm) | m³		180,000
Hull No. 2312 | Samsung
Property, plant and equipment
Cargo capacity (in cbm) | m³		180,000
Cost | Tangible fixed assets
Property, plant and equipment
Balance, at the beginning of the period									4,923,388
Additions									5,586
Return of capital expenditures									(5,629)
Transfer from vessels under construction									217,609
Fully amortized fixed assets									(2,500)
Balance, at the end of the period		$ 4,923,388							5,138,454
Cost | Vessels
Property, plant and equipment
Balance, at the beginning of the period									4,899,678
Additions									4,304
Return of capital expenditures									(5,629)
Transfer from vessels under construction									217,609
Fully amortized fixed assets									(2,500)
Balance, at the end of the period		4,899,678							5,113,462
Cost | Office property and other tangible assets
Property, plant and equipment
Balance, at the beginning of the period									23,710
Additions									1,282
Balance, at the end of the period		23,710							24,992
Cost | Vessels under construction
Property, plant and equipment
Balance, at the beginning of the period									159,275
Additions									244,057
Transfer from vessels under construction									(217,609)
Balance, at the end of the period		159,275							185,723
Accumulated depreciation | Tangible fixed assets
Property, plant and equipment
Balance, at the beginning of the period									(599,806)
Depreciation									(75,869)
Fully amortized fixed assets									2,500
Balance, at the end of the period		(599,806)							(673,175)
Accumulated depreciation | Vessels
Property, plant and equipment
Balance, at the beginning of the period									(595,426)
Depreciation									(75,425)
Fully amortized fixed assets									2,500
Balance, at the end of the period		(595,426)							(668,351)
Accumulated depreciation | Office property and other tangible assets
Property, plant and equipment
Balance, at the beginning of the period									(4,380)
Depreciation									(444)
Balance, at the end of the period		$ (4,380)							$ (4,824)